Vessels, Port Terminals and Other Fixed Assets, net (Tables)	3 Months Ended
Mar. 31, 2013
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Vessels, port terminals and other fixed assets

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$356,409	$(77,400)	$279,009
Additions	1,676	(4,363)	(2,687)

Balance March 31, 2013	$358,085	(81,763)	276,322

Dry Port Terminal	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$59,099	$(7,742)	$51,357
Additions	5,340	(399)	4,941

Balance March 31, 2013	$64,439	(8,141)	56,298

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$27,141	$(6,509)	$20,632
Additions	518	(314)	204

Balance March 31, 2013	$27,659	(6,823)	20,836

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$6,069	$(1,029)	$5,040
Additions	13	(82)	(69)

Balance March 31, 2013	$6,082	(1,111)	4,971

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$448,718	$(92,680)	$356,038
Additions	7,547	(5,158)	2,389

Balance March 31, 2013	$456,265	(97,838)	358,427

Leased Property Under Capital Leases [Table Text Block]

Vessels	March 31, 2013
San San H and Stavroula	$32,939

Less: Accumulated amortization	(1,680)

Net book value	$31,259

Future Minimum Capital Leases Payments [Table Text Block]

Payment Due by Period	March 31, 2013
March 31, 2014	$2,190
March 31, 2015	2,190
March 31, 2016	2,196
March 31, 2017	$20,717

Total future minimum lease payments (1)	27,293
Less: amount representing interest (2)	(2,507)

Present value of future minimum lease payments (3)	$24,786
(1)There are no minimum sublease rentals to be reduced by minimum payments.
(2)Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
(3)Reflected in the balance sheet as current and non current obligations under capital leases of $1,365 and $23,421, respectively.